5. Loans and amounts due from credit institutions (Tables)	12 Months Ended
Dec. 31, 2020
Loans And Amounts Due From Credit Institutions Tables Abstract
Balances of Loans and amounts due from credit institutions

The breakdown, by classification, type and currency, of the balances of “Loans and amounts due from credit institutions” in the consolidated financial statements is as follows:

Thousand of reais	2020	2019	2018

Classification:
Financial Assets Measured At Amortized Cost	112,849,776	109,233,128	91,859,759
Of which:
Loans and amounts due from credit institutions, gross	112,858,840	109,246,671	91,873,320
Impairment losses (note 9,c)	(9,064)	(13,543)	(13,561)
Loans and amounts due from credit institutions, net	112,849,776	109,233,128	91,859,759
Loans and amounts due from credit institutions, gross	112,858,840	109,247,248	91,873,320

Type:
Time deposits	63,673,689	66,908,232	64,547,525
Reverse repurchase agreements (1) (2)	699,034	100,246	3,728,963
Escrow deposits	10,773,280	11,424,537	10,182,936
Other accounts	37,712,838	30,814,233	13,413,896
Total	112,858,840	109,247,248	91,873,320

(1) Guaranteed by debt instruments.

Loans and amounts due from credit institutions - Currency
Thousand of reais	2020	2019	2018

Currency:
Brazilian Real	109,287,868	107,693,973	91,419,015
US dollar	2,778,911	1,401,601	422,247
Euro	782,997	151,097	32,058
Total	112,849,776	109,246,671	91,873,320

Cash equivalents
Thousand of reais	2020	2019	2018

Cash equivalents:
Short-term transactions and low risk of change in its value (1)	8,298,083	1,316,299	5,821,573

(1) The value refers to investments in the open market (repo transactions) and investments in interbank deposits (CDI) in the short term.